FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 14 – FAIR VALUE MEASUREMENTS

Generally accepted accounting principles establish a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The Company’s fair value measurements are based on the observability of those inputs. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. The Company does not have any fair value balances classified as Level 1.

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Level 2 — Inputs other than quoted prices in active markets included in Level 1 that are either directly or indirectly observable.  The Company’s put options are measured on a recurring basis using Level 2 inputs.

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Level 3 — Includes inputs that are not observable for which there is little, if any, market activity for the asset or liability being measured.  The Company does not have any fair value balances classified as Level 3.

In valuing certain contracts, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. For disclosure purposes, assets and liabilities are classified in their entirety in the fair value hierarchy level based on the lowest level of input that is significant to the overall fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement within the fair value hierarchy levels.

The Company’s derivative put option liabilities are remeasured to fair value at each reporting date until the contingency is resolved.  The fair value of the non-financial liabilities as of December 31, 2011 and 2012, was $276,736 and $0, respectively, and was calculated using Level 2 inputs. See Note 13 above for more information about this liability and the inputs used for calculating fair value.